Initial Public Offering (Details) - USD ($)		4 Months Ended	6 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering
Purchase price, per unit		$ 10.00	$ 10.00
Proceeds received from initial public offering, gross			$ 287,500,000
Offering costs		$ 115,392	$ 5,832,150
Founder shares | Anchor Investors
Initial Public Offering
Shares issued for an indirect beneficial interest		212,621	212,621
Private Placement Units
Initial Public Offering
Exercise price of warrants		$ 11.50	$ 11.50
Offering costs			$ 12,000
Private Placement Units | Anchor Investors
Initial Public Offering
Number of Private placement units issued		28,750	28,750
Class A Common Stock
Initial Public Offering
Purchase price, per unit			$ 10.00
Number of warrants in a unit		0.33	0.33
Number of shares issuable per warrant		1	1
Class A Common Stock | Public Warrants
Initial Public Offering
Purchase price, per unit		$ 11.50
Exercise price of warrants			$ 11.50
Initial Public Offering
Initial Public Offering
Number of units sold	28,750,000
Proceeds received from initial public offering, gross	$ 287,500,000
Offering costs	6,200,000
Initial Public Offering | Anchor Investors
Initial Public Offering
Number of units purchased		1,000,000	1,000,000
Initial Public Offering | Public Warrants
Initial Public Offering
Proceeds received from initial public offering, gross	287,500,000
Offering costs	$ 6,200,000
Over-allotment option
Initial Public Offering
Number of units sold	3,750,000
Purchase price, per unit	$ 10.00